CONSOLIDATED BALANCE SHEET (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 3,967	$ 3,967	$ 5,019
Allowance for note receivable	$ 1,500,000	$ 1,500,000	$ 0
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares issued	988,140	988,140	4,988,000
Preferred Stock, shares outstanding	988,140	988,140	4,988,000
Common Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, shares authorised	2,500,000,000	2,500,000,000	900,000,000
Common Stock, shares issued	825,726,839	786,308,041	763,967,603
Common Stock, shares outstanding	825,726,839	786,308,041	763,967,603
Series A Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	0	4,000,000	4,000,000
Preferred Stock, shares issued	0	0	4,000,000
Preferred Stock, shares outstanding	0	0	4,000,000
Series B Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	1,200,000	1,200,000	1,200,000
Preferred Stock, shares issued	488,000	488,000	488,000
Preferred Stock, shares outstanding	488,000	488,000	488,000
Series C Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	250	250	3,300,000
Preferred Stock, shares issued	140	140	0
Preferred Stock, shares outstanding	140	140	0
Series D Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	500,000	500,000	500,000
Preferred Stock, shares issued	500,000	500,000	500,000
Preferred Stock, shares outstanding	500,000	500,000	500,000
S and S Beverage [Member]
Allowance for doubtful accounts		$ 24,280	$ 0
Common Stock, par value		$ 30.05	$ 30.05
Common Stock, shares authorised		10,000	10,000
Common Stock, shares issued		10,000	10,000
Common Stock, shares outstanding		10,000	10,000